1(415) 856-7007

davidhearth@paulhastings.com

February 25, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:   GE Investments Funds, Inc. (File Nos. 002-91369 and 811-04041)

         Definitive Proxy Statement for GE Investments Funds, Inc.

Ladies and Gentlemen:

On behalf of GE Investments Funds, Inc. (the “Registrant”), and pursuant to Rule 14a-6 under the Securities Exchange Act of 1934, as amended, and Rule 20a-1 under the Investment Company Act of 1940, as amended, we transmit herewith for filing the definitive proxy statement and forms of proxy card and voting instruction form in connection with the Special Meeting of Shareholders of various series of the Registrant (the “Funds”) expected to be held on April 1, 2011.

The preliminary proxy materials were filed on February 11, 2011. Mr. Mark Cowan of the staff of the Securities and Exchange Commission (the “Commission”) notified the Registrant on February 18, 2011 that the Commission staff did not have any comments to these proxy materials. The Registrant has revised these proxy materials to complete and update certain information.

It is anticipated that the proxy materials will be sent to shareholders, including variable contract owners indirectly invested in the Funds through various insurance companies, on or about March 4, 2011.

Please contact David S. Goldstein of Sutherland Asbill & Brennan LLP, counsel to the Registrant, at (202) 383-0606 or the undersigned at the number above with any comments or questions.

Sincerely, /s/ David A. Hearth David A. Hearth of Paul, Hastings, Janofsky & Walker LLP